Credit Risk - Summary of Balances with Other Banco Santander Companies (Parenthetical) (Detail) - Santander UK Group Holdings plc [member] - Top of Range [member]	12 Months Ended
Dec. 31, 2016 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Financial assets allocated to other countries	£ 100,000,000,000
Financial liabilities allocated to other countries	£ 100,000,000,000